Related Party Transactions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Related Party Transactions [Line Items]
Repaid amount	$ (30,389)	$ (5,730)	$ 293,842
Grande Holding Limited [Member]
Related Party Transactions [Line Items]
Repaid amount